Intangible Assets	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Intangible Assets

10. Intangible Assets

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2022			As of December 31, 2021
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	5.0	$17,333	$(14,883)	$2,450	$17,579	$(11,465)	$6,114
Trade name	16.0	5,380	(1,180)	4,200	3,328	(782)	2,546
Brand name	9.5	12,115	(908)	11,207	5,175	(298)	4,877
Subscriber relationships	5.1	73,459	(47,146)	26,313	73,459	(32,623)	40,836
Advertiser relationships	9.8	15,302	(1,368)	13,934	2,240	(570)	1,670
Database	3.0	2,397	(1,753)	644	2,397	(1,104)	1,293
Digital content	2.0	355	(133)	222	-	-	-
Subtotal amortizable intangible assets		126,341	(67,371)	58,970	104,178	(46,842)	57,336
Website domain name		-	-	-	20	-	20
Total intangible assets		$126,341	$(67,371)	$58,970	$104,198	$(46,842)	$57,356

Developed technology, trade name, brand name, subscriber relationships, advertiser relationships, and database intangible assets subject to amortization were recorded as part of the Company’s business acquisitions. The website domain name was not being amortized and was impaired during the year ended December 31, 2022. Amortization expense for the years ended December 31, 2022 and 2021 was $20,748 and $20,246, respectively. Impairment charges for intangible assets for the years ended December 31, 2022 and 2021 of $47 and $331, respectively, were recorded on the consolidated statements of operations.

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2022 is as follows:

Years Ending December 31,
2023	$20,959
2024	14,472
2025	3,394
2026	3,240
2027	3,240
Thereafter	13,665
$58,970